Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 9,099,122	$ 2,858,927
Trade accounts receivable, net	940,753	885,495
Other receivables	1,007,502	965,037
Inventories	1,104,525	1,193,018
Restricted cash	119,399	1,103,953
Prepaid expenses	301,993	247,039
Vessels held for sale		4,914,782
Total current assets, continuing operations	12,573,294	12,168,251
Current assets of discontinued operations		3,914,117
Total current assets	12,573,294	16,082,368
Fixed assets
Vessels, net	50,425,420	52,132,079
Long-term assets:
Restricted cash	4,334,267	4,334,267
Due from spun-off subsidiary		24,585,518
Fixed and long-term assets of discontinued operations		65,197,615
Total assets	67,332,981	162,331,847
Liabilities, mezzanine equity and shareholders’ equity
Long-term bank loans, current portion	3,199,893	4,203,261
Trade accounts payable	1,618,737	1,522,473
Accrued expenses	1,692,372	1,117,110
Deferred revenues	510,144	590,178
Derivative	60,210	229,451
Due to related company	8,642,163	4,986,836
Total current liabilities, continuing operations	15,723,519	12,649,309
Current liabilities of discontinued operations		5,885,574
Total current liabilities	15,723,519	18,534,883
Long-term liabilities
Long-term bank loans, net of current portion	27,440,527	29,811,241
Derivative	43,656	16,631
Vessel profit participation liability	2,005,500	1,297,100
Total long-term liabilities, continuing operations	29,489,683	31,124,972
Long-term liabilities of discontinued operations		30,364,035
Total long-term liabilities	29,489,683	61,489,007
Total liabilities	45,213,202	80,023,890
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 37,314 and 19,122 issued and outstanding, respectively)	18,272,339	35,613,759
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 11,274,126 issued and outstanding)	338,230	338,230
Additional paid-in capital	231,811,950	284,236,597
Accumulated deficit	(228,302,740)	(237,880,629)
Total shareholders’ equity	3,847,440	46,694,198
Total liabilities, mezzanine equity and shareholders’ equity	$ 67,332,981	$ 162,331,847